Business Combinations (Schedule Of Purchase Price Allocation) (Details) (USD $)	0 Months Ended	3 Months Ended
	Sep. 30, 2014	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014
Business Acquisition [Line Items]
Cash	$ 4,200,000
Goodwill		17,666,000		12,367,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets		3,783	3,211
TCS [Member]
Business Acquisition [Line Items]
Cash		4,200,000
Financed by note payable		3,000,000
Issuance of common stock		1,980,000
Business Acquisition, Purchase Price Allocation, earnout		761,000
Purchase Price, Total		9,941,000
Trade receivables, net		683,000
Prepaid expense and other		38,000
Assumed liabilities		(638,000)
Furniture and equipment		120,000
Software product costs		780,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		3,660,000
Goodwill		5,298,000
Purchase Price Allocation, Total		$ 9,941,000